Directors' and executive committee emoluments (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Salaries and allowances	R 564,207	R 554,793	R 540,227
Non-executive directors and executive committee
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	3,911	3,537	3,261
Salaries and allowances	19,221	18,846	19,798
Other benefits	490	482	2,521
Retirement fund	634	873	944
Performance bonuses	18,522	9,823	12,509
Emoluments	42,778	33,561	39,033
Non-executive directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	3,645	3,442	3,167
Salaries and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	3,645	3,442	3,167
Value added tax	266	95	94
Non-executive directors | R Bruyns
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	773	794	910
Salaries and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	773	794	910
Non-executive directors | C Ewing
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	348	570	538
Salaries and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	348	570	538
Non-executive directors | R Frew
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	746	566	387
Salaries and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	746	566	387
Non-executive directors | E Banda
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	486	470	442
Salaries and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	486	470	442
Non-executive directors | A Welton
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	614	650	604
Salaries and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	614	650	604
Non-executive directors | M Lamberti
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees		115	286
Salaries and allowances		0	0
Other benefits		0	0
Retirement fund		0	0
Performance bonuses		0	0
Emoluments		115	286
Non-executive directors | I Jacobs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	386	277
Salaries and allowances	0	0
Other benefits	0	0
Retirement fund	0	0
Performance bonuses	0	0
Emoluments	386	277
Non-executive directors | F Roji-Maplanka
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	292
Salaries and allowances	0
Other benefits	0
Retirement fund	0
Performance bonuses	0
Emoluments	292
Non-executive directors | G Nakos
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees		0
Salaries and allowances		0
Other benefits		0
Retirement fund		0
Performance bonuses		0
Emoluments		0
Executive committee | S Joselowitz
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salaries and allowances	6,841	7,219	7,006
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	6,737	3,404	3,806
Emoluments	13,578	10,623	10,812
Executive committee | R Botha
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees			0
Salaries and allowances			390
Other benefits			1,979
Retirement fund			15
Performance bonuses			728
Emoluments			3,112
Executive committee | M Pydigadu
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees		0	0
Salaries and allowances		2,101	2,304
Other benefits		98	109
Retirement fund		80	87
Performance bonuses		1,206	1,299
Emoluments		3,485	3,799
Executive committee | H Scott
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees			0
Salaries and allowances			586
Other benefits			100
Retirement fund			0
Performance bonuses			1,054
Emoluments			1,740
Executive committee | C Tasker
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salaries and allowances	5,393	3,612	3,288
Other benefits	0	178	45
Retirement fund	0	256	264
Performance bonuses	4,133	1,511	1,691
Emoluments	9,526	5,557	5,288
Executive committee | B Horan
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees		0	0
Salaries and allowances		1,215	2,292
Other benefits		63	118
Retirement fund		47	90
Performance bonuses		1,456	1,365
Emoluments		2,781	3,865
Executive committee | P Dell
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0
Salaries and allowances	1,844	275
Other benefits	100	14
Retirement fund	71	11
Performance bonuses	1,750	0
Emoluments	3,765	300
Executive committee | G Pretorius
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salaries and allowances	2,573	2,096	1,906
Other benefits	268	129	118
Retirement fund	433	335	308
Performance bonuses	3,299	1,147	1,120
Emoluments	6,573	3,707	3,452
Executive committee | C Lewis
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salaries and allowances	2,570	2,328	2,026
Other benefits	122	0	52
Retirement fund	130	144	180
Performance bonuses	2,603	1,099	1,446
Emoluments	R 5,425	R 3,571	R 3,704